Form N-1A Supplement	Mar. 10, 2026
Empiric Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The following paragraph hereby replaces the first paragraph under the sections of the Fund’s Prospectus and Summary Prospectus entitled “FUND SUMMARY: Principal Investment Strategies” and of the section of the Fund’s Prospectus entitled “ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS – PRINCIPAL INVESTMENT STRATEGIES”:

“The Fund seeks to achieve its objective by primarily investing in the equity securities of domestic growth companies. The Fund may invest in companies of any market capitalization without restriction, but historically has invested in small and mid-capitalization companies.”

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information for the Fund, each dated February 1, 2026, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-888-839-7424 or by writing to 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

Please retain this Supplement for future reference.